Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2015		At December 31, 2014
	Federal		Federal
	Funds	Short-term	Funds	Short-term
	Purchased	Borrowings	Purchased	Borrowings
Outstanding balance at year end	$—	$53,700	$—	$42,700
Maximum indebtedness during the year	—	64,700	—	42,700
Average balance during the year	69	26,880	41	1,951
Average rate paid during the year	0.53%	0.20%	0.54%	0.19%
Interest rate on year end balance	—	0.35%	—	0.14%

	At December 31, 2013
	Federal
	Funds	Short-term
	Purchased	Borrowings
Outstanding balance at year end	$—	$—
Maximum indebtedness during the year	—	—
Average balance during the year	28	—
Average rate paid during the year	0.53%	—
Interest rate on year end balance	—	—